EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 2. EARNINGS (LOSS) PER SHARE

The following table provides a reconciliation of the denominators of the basic and diluted per share computations:

(in thousand shares)	2025	2024	2023
Weighted average number of outstanding shares
Basic	11,052	11,052	11,052
Effect of dilutive securities
Employee share-based compensation	—	—	—
Diluted	11,052	11,052	11,052

Certain outstanding options were excluded from the computation of diluted EPS since their effect would have been anti-dilutive. The antidilutive stock options excluded and their associated exercise prices per share were 4 thousand shares at $2.90 as of December 31, 2025, 4 thousand shares at $2.90 as of December 31, 2024, and 29 thousand shares at $2.90 to $7.15 as of December 31, 2023. There were no antidilutive Restricted Stock Units (“RSUs”) as of December 31, 2025, 2024, and 2023.